INCOME TAXES - Summary of Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Balance as of January 1,	$ 763	$ 801	$ 870
Additions for tax positions of the current year	6	31	28
Additions for tax positions of prior years	74	46	57
Reductions for tax positions of prior years	(94)	(62)	(66)
Settlements with tax authorities	(55)	(3)	(24)
Expiration of the statute of limitations	(51)	(50)	(64)
Balance as of December 31,	$ 643	$ 763	$ 801